Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.30%
Alabama: 1.38%
Utilities revenue: 1.38%
Black Belt Energy Gas District Gas Supply Project #7 Series C-1	4.00%	12-1-2025	$1,000,000	$ 984,619
Black Belt Energy Gas District Series 2021C-1	4.00	10-1-2052	1,000,000	974,016
				1,958,635
Georgia: 0.33%
Utilities revenue: 0.33%
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2022C 144A	4.00	8-1-2052	500,000	470,460
Guam: 6.61%
Airport revenue: 3.75%
Guam International Airport Authority Revenue A.B. Won Pat International Airport Series 2013C (AGM Insured)	6.00	10-1-2034	365,000	373,123
Guam International Airport Authority Revenue A.B. Won Pat International Airport Series C	6.38	10-1-2043	1,670,000	1,713,207
Guam International Airport Authority Revenue Bonds Series A %%	5.25	10-1-2031	250,000	239,352
Guam International Airport Authority Revenue Prerefunded Bond AMT General Series C (AGM Insured)	6.13	10-1-2043	270,000	276,334
Guam International Airport Authority Revenue Prerefunded Bond AMT General Series C (AGM Insured)	6.13	10-1-2043	1,230,000	1,258,856
Guam Port Authority AMT Series A	5.00	7-1-2048	1,000,000	1,016,909
Guam Port Authority AMT Series B	5.00	7-1-2034	445,000	456,071
				5,333,852
Miscellaneous revenue: 0.98%
Guam Education Financing Foundation Refunding Bond Certificate of Participation Series 2016A ##	5.00	10-1-2022	1,400,000	1,400,000
Tax revenue: 0.95%
Guam Government Business Privilege Tax Revenue Refunding Bonds Series F	4.00	1-1-2042	500,000	403,457
Guam Government Hotel Occupancy Refunding Bond Series A	5.00	11-1-2035	1,000,000	949,410
				1,352,867
Utilities revenue: 0.36%
Guam Power Authority Series A	5.00	10-1-2026	500,000	516,952
Water & sewer revenue: 0.57%
Guam Government Waterworks Authority Series A	5.00	1-1-2050	300,000	300,236
Guam Government Waterworks Authority Water and Wastewater Refunding Bond	5.00	7-1-2034	500,000	510,275
				810,511
				9,414,182
See accompanying notes to portfolio of investments

Allspring Wisconsin Tax-Free Fund  |  1

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Illinois: 3.19%
GO revenue: 2.01%
Chicago IL CAB City Colleges (NPFGC Insured) ¤	0.00%	1-1-2027	$1,000,000	$ 827,832
Chicago IL Park District Special Recreation Activity Series E	5.00	11-15-2027	1,000,000	1,029,279
Illinois Series A	5.00	3-1-2024	500,000	507,051
Illinois Series A	5.25	3-1-2037	500,000	503,296
				2,867,458
Miscellaneous revenue: 1.18%
Chicago IL Special Assessment Improvement Bonds Refunding Series 2022 Lakeshore East Project 144A	2.69	12-1-2026	305,000	277,112
Illinois Series 2013	5.50	7-1-2026	250,000	252,489
Illinois Series B	5.25	7-1-2028	500,000	503,440
Illinois Series C	5.00	11-1-2029	630,000	641,410
				1,674,451
				4,541,909
Maryland: 0.68%
Housing revenue: 0.68%
Maryland CDA Department Series 2022-D	3.15	7-1-2024	1,000,000	966,772
New Jersey: 1.17%
Tax revenue: 0.26%
New Jersey COVID-19 Emergency Series A	5.00	6-1-2027	350,000	371,439
Transportation revenue: 0.91%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	2,000,000	1,290,566
				1,662,005
New York: 0.98%
Education revenue: 0.98%
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	4.45	2-1-2041	500,000	385,308
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24	2-1-2047	1,000,000	1,017,282
				1,402,590
Pennsylvania: 3.13%
Education revenue: 0.39%
Lehigh County PA General Purpose Authority Charter School Revenue Bonds Series 2022	4.00	6-1-2032	600,000	559,866
Health revenue: 1.38%
Montgomery County PA Higher Education and Health Authority Thomas Jefferson University Revenue Bonds Series 2022B	5.00	5-1-2052	2,000,000	1,971,424
See accompanying notes to portfolio of investments

2  |  Allspring Wisconsin Tax-Free Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 1.36%
Pennsylvania Housing Finance Agency MFHR Sherman Hills Series 2022 (Department of Housing and Urban Development Insured)	1.25%	2-1-2025	$2,000,000	$ 1,931,067
				4,462,357
Puerto Rico: 2.72%
Health revenue: 1.31%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Project 2021	5.00	7-1-2026	205,000	211,566
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Project 2021	5.00	7-1-2031	435,000	458,557
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Project 2021	5.00	7-1-2032	925,000	964,810
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Project 2021	5.00	7-1-2034	220,000	227,347
				1,862,280
Miscellaneous revenue: 1.41%
Puerto Rico Housing Finance Authority Capital Fund Modernization Program Refunding Bonds Series 2020	5.00	12-1-2022	2,000,000	2,005,545
				3,867,825
South Carolina: 0.65%
Utilities revenue: 0.65%
South Carolina Statewide Public Service Authority Revenue Refunding Bond and Improvement Series A	4.00	12-1-2033	1,000,000	922,049
Texas: 1.96%
Education revenue: 0.71%
Hale Center Texas Education Facilities Corporation Revenue Refunding Bond Wayland Baptist University Project Series 2022	5.00	3-1-2027	990,000	1,008,493
GO revenue: 1.25%
Denton TX Independent School District School Building	4.00	8-15-2048	2,000,000	1,784,673
				2,793,166
Virgin Islands: 0.10%
Tax revenue: 0.10%
Virgin Islands PFA Gross Receipts Taxes Loan Notes (AGM Insured)	4.00	10-1-2022	140,000	140,000
Wisconsin: 75.40%
Education revenue: 7.09%
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.25	8-1-2043	2,100,000	2,118,200
Wisconsin HEFA Milwaukee School Engineering Project (AGM Insured)	2.00	4-1-2038	1,200,000	795,178
See accompanying notes to portfolio of investments

Allspring Wisconsin Tax-Free Fund  |  3

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Wisconsin HEFA Milwaukee School Engineering Project (AGM Insured)	2.13%	4-1-2039	$1,000,000	$ 661,246
Wisconsin HEFA Milwaukee School Engineering Project (AGM Insured)	2.13	4-1-2040	1,000,000	645,749
Wisconsin HEFA Milwaukee School Engineering Project (AGM Insured)	2.25	4-1-2041	750,000	485,157
Wisconsin HEFA Milwaukee School Engineering Project (AGM Insured)	2.25	4-1-2042	1,000,000	634,540
Wisconsin HEFA Revenue Lawrence University	4.00	3-15-2040	1,555,000	1,276,080
Wisconsin HEFA Revenue Lawrence University	4.00	2-1-2045	1,685,000	1,429,228
Wisconsin HEFA The Medical College of Wisconsin Incorporated Series 2022	5.00	12-1-2041	2,000,000	2,041,919
				10,087,297
GO revenue: 1.21%
Milwaukee WI Series B6	3.00	4-1-2024	570,000	561,583
Milwaukee WI Series B6	5.00	4-1-2023	580,000	584,066
Milwaukee WI Series B6	5.00	4-1-2025	550,000	571,857
				1,717,506
Health revenue: 19.65%
PFA Wisconsin Healthcare Facilities Appalachian Regional Healthcare System Series A	5.00	7-1-2037	275,000	276,264
PFA Wisconsin Healthcare Facilities Appalachian Regional Healthcare System Series A	5.00	7-1-2038	375,000	375,308
Wisconsin HEFA Bellin Memorial Hospital Incorporated Refunding Revenue Bond Series 2015	3.38	12-1-2031	180,000	167,084
Wisconsin HEFA Bellin Memorial Hospital Incorporated Series 2015	3.13	12-1-2029	150,000	140,579
Wisconsin HEFA Bellin Memorial Hospital Incorporated Series A	5.00	12-1-2027	175,000	183,769
Wisconsin HEFA Bellin Memorial Hospital Incorporated Series A	5.00	12-1-2028	200,000	210,509
Wisconsin HEFA Bellin Memorial Hospital Incorporated Series A	5.00	12-1-2029	150,000	157,869
Wisconsin HEFA Bellin Memorial Hospital Incorporated Series A	5.00	12-1-2030	275,000	286,746
Wisconsin HEFA Beloit Health System Incorporated	4.00	7-1-2036	3,000,000	2,706,985
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2028	50,000	52,428
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2029	1,270,000	1,334,111
Wisconsin HEFA Marshfield Clinic Health System	3.00	2-15-2031	230,000	205,960
Wisconsin HEFA Marshfield Clinic Health System	3.25	2-15-2032	185,000	166,954
Wisconsin HEFA Marshfield Clinic Health System	4.00	2-15-2042	500,000	433,423
Wisconsin HEFA Marshfield Clinic Health System	5.00	2-15-2047	3,385,000	3,329,903
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2027	400,000	413,001
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2028	650,000	670,799
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2029	500,000	514,180
Wisconsin HEFA Milwaukee School Engineering Project	5.00	12-1-2025	135,000	139,949
Wisconsin HEFA Monroe Clinic Incorporated	3.00	2-15-2035	520,000	514,068
Wisconsin HEFA Monroe Clinic Incorporated	4.00	2-15-2031	900,000	915,805
Wisconsin HEFA Monroe Clinic Incorporated	4.00	2-15-2033	550,000	559,658
Wisconsin HEFA Monroe Clinic Incorporated	5.00	2-15-2028	900,000	940,932
See accompanying notes to portfolio of investments

4  |  Allspring Wisconsin Tax-Free Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Wisconsin HEFA Monroe Clinic Incorporated	5.00%	2-15-2029	$ 575,000	$ 601,151
Wisconsin HEFA Monroe Clinic Incorporated	5.00	2-15-2030	340,000	355,463
Wisconsin HEFA Refunding Bond Bellin Memorial Hospital Incorporated	4.00	12-1-2035	1,000,000	926,488
Wisconsin HEFA Refunding Bond Bellin Memorial Hospital Incorporated	5.00	12-1-2025	1,500,000	1,534,014
Wisconsin HEFA Refunding Bond Bellin Memorial Hospital Incorporated	5.00	12-1-2026	1,740,000	1,777,289
Wisconsin HEFA Rogers Memorial Hospital Incorporated Series A	5.00	7-1-2044	200,000	196,869
Wisconsin HEFA Rogers Memorial Hospital Incorporated Series A	5.00	7-1-2049	250,000	245,701
Wisconsin HEFA Rogers Memorial Hospital Incorporated Series B	5.00	7-1-2044	3,485,000	3,430,437
Wisconsin HEFA Saint John's Communities Incorporated Series 2022	4.00	9-15-2045	650,000	510,904
Wisconsin HEFA Saint John's Communities Incorporated Series B	4.00	9-15-2045	475,000	381,155
Wisconsin HEFA Three Pillars Senior Living Communities Series 2021A	4.00	8-15-2023	125,000	124,628
Wisconsin HEFA Three Pillars Senior Living Communities Series 2021A	4.00	8-15-2024	125,000	123,898
Wisconsin HEFA Three Pillars Senior Living Communities Series 2021A	4.00	8-15-2030	100,000	94,231
Wisconsin HEFA Three Pillars Senior Living Communities Series 2021A	4.00	8-15-2031	75,000	69,828
Wisconsin HEFA Three Pillars Senior Living Communities Series 2021A	4.00	8-15-2041	2,145,000	1,819,449
Wisconsin HEFA Three Pillars Senior Living Communities Series 2021A	4.00	8-15-2046	850,000	688,436
Wisconsin HEFA Three Pillars Senior Living Communities Series 2021A	4.00	8-15-2051	500,000	392,695
				27,968,920
Housing revenue: 15.23%
Green Bay WI Housing Authority Housing Revenue Refunding Bond Student University Village Housing Incorporated	2.00	4-1-2023	50,000	49,446
Green Bay WI Housing Authority Housing Revenue Refunding Bond Student University Village Housing Incorporated	2.00	4-1-2028	125,000	112,520
Green Bay WI Housing Authority Housing Revenue Refunding Bond Student University Village Housing Incorporated	2.00	4-1-2029	250,000	219,338
Green Bay WI Housing Authority Housing Revenue Refunding Bond Student University Village Housing Incorporated	2.00	4-1-2030	875,000	735,482
Wisconsin Housing & EDA AMT Series A	4.63	11-1-2037	10,000	9,972
Wisconsin Housing & EDA Madison Pool Project Series A	4.55	7-1-2037	165,000	164,633
Wisconsin Housing & EDA Madison Pool Project Series A	4.70	7-1-2047	2,300,000	2,172,196
Wisconsin Housing & EDA Madison Pool Project Series A	4.85	7-1-2052	3,000,000	2,866,271
Wisconsin Housing & EDA Series A	1.70	11-1-2052	1,900,000	1,876,585
Wisconsin Housing & EDA Series A	3.00	11-1-2022	125,000	124,980
Wisconsin Housing & EDA Series A	3.38	5-1-2057	635,000	496,969
Wisconsin Housing & EDA Series A	3.40	11-1-2032	2,450,000	2,248,492
Wisconsin Housing & EDA Series A	3.95	11-1-2038	2,000,000	1,862,741
Wisconsin Housing & EDA Series A	4.05	12-1-2049	800,000	690,028
Wisconsin Housing & EDA Series A	5.75	11-1-2043	1,240,000	1,258,462
Wisconsin Housing & EDA Series B (Department of Housing and Urban Development Insured)	0.40	5-1-2045	1,445,000	1,389,528
See accompanying notes to portfolio of investments

Allspring Wisconsin Tax-Free Fund  |  5

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
Wisconsin Housing & EDA Series C (Department of Housing and Urban Development Insured)	0.61%	11-1-2042	$2,900,000	$ 2,747,029
Wisconsin Housing & EDA Series C (Department of Housing and Urban Development Insured)	0.80	5-1-2025	275,000	255,094
Wisconsin Housing & EDA Series C (Department of Housing and Urban Development Insured)	0.85	11-1-2025	320,000	292,976
Wisconsin Housing & EDA Series C (Department of Housing and Urban Development Insured)	0.95	5-1-2026	205,000	185,040
Wisconsin Housing & EDA Series C (Department of Housing and Urban Development Insured)	1.00	11-1-2026	330,000	294,236
Wisconsin Housing & EDA Series C (Department of Housing and Urban Development Insured)	1.20	5-1-2027	310,000	273,329
Wisconsin Housing & EDA Series C (Department of Housing and Urban Development Insured)	1.35	11-1-2027	345,000	302,422
Wisconsin Housing & EDA Series C	3.88	11-1-2035	1,100,000	1,051,866
				21,679,635
Miscellaneous revenue: 19.12%
Appleton WI RDA Fox Cities Performing Arts Center Project Series B (Associated Bank NA LOC) ø	2.50	6-1-2036	3,500,000	3,500,000
Ashwaubenon WI CDA Lease Revenue Brown County Expo Center Project	4.00	6-1-2031	1,310,000	1,336,192
Ashwaubenon WI CDA Lease Revenue Brown County Expo Center Project	4.00	6-1-2035	900,000	884,559
Ashwaubenon WI CDA Lease Revenue Brown County Expo Center Project	4.00	6-1-2036	265,000	259,454
Ashwaubenon WI CDA Lease Revenue Brown County Expo Center Project CAB ¤	0.00	6-1-2049	8,000,000	1,984,583
Kaukauna WI RDA	3.75	6-1-2032	850,000	830,449
Kaukauna WI RDA	4.00	6-1-2023	200,000	200,711
Kaukauna WI RDA	4.00	6-1-2025	425,000	431,270
Kaukauna WI RDA	4.00	6-1-2028	425,000	429,554
Kaukauna WI RDA	4.00	6-1-2035	900,000	893,493
Milwaukee WI RDA Lease Public Schools	5.00	11-15-2033	750,000	788,828
Milwaukee WI RDA Lease Public Schools Series A	5.00	11-15-2026	220,000	232,596
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2028	325,000	343,864
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2034	675,000	708,892
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2035	1,000,000	1,048,652
Milwaukee WI RDA Milwaukee Public Schools	5.00	11-15-2036	500,000	523,549
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2024	280,000	289,122
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2027	1,020,000	1,081,211
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2028	1,000,000	1,058,042
Milwaukee WI RDA Milwaukee Public Schools Series A	5.00	11-15-2031	750,000	790,001
Milwaukee WI RDA Revenue Refunding Bond Milwaukee Public Schools (NPFGC Insured)	4.00	8-1-2023	1,500,000	1,507,623
Weston WI CDA Series A	1.75	10-1-2022	200,000	200,000
Weston WI CDA Series A	1.90	10-1-2023	800,000	784,780
Weston WI CDA Series A	2.00	10-1-2024	625,000	597,741
Weston WI CDA Series A	2.15	10-1-2025	615,000	584,510
Weston WI CDA Series A	2.25	10-1-2026	940,000	884,862
Weston WI CDA Series A	2.40	10-1-2027	570,000	534,492
Wisconsin Dells Community Development Authority Series B	3.35	3-1-2026	530,000	508,074
Wisconsin GO Series A (SIFMA Municipal Swap +0.42%) ±	2.88	5-1-2025	4,000,000	4,000,562
				27,217,666
See accompanying notes to portfolio of investments

6  |  Allspring Wisconsin Tax-Free Fund

Portfolio of investments—September 30, 2022 (unaudited)

		Interest rate	Maturity date	Principal	Value
Tax revenue: 12.76%
Southeast Wisconsin Professional Baseball Park District Series A (NPFGC Insured)		5.50%	12-15-2023	$1,600,000	$ 1,641,305
Southeast Wisconsin Professional Baseball Park District Series A (NPFGC Insured)		5.50	12-15-2026	2,435,000	2,574,505
Warrens WI CDA Interim Community Development Workout Extension		3.70	11-1-2029	137,240	92,650
Wisconsin Center District Appropriation Milwaukee Arena Project 2016		5.00	12-15-2023	550,000	561,120
Wisconsin Center District CAB (AGM Insured) ¤		0.00	12-15-2030	295,000	208,272
Wisconsin Center District CAB Junior Dedicated Series D (AGM Insured) ¤		0.00	12-15-2045	1,250,000	367,985
Wisconsin Center District CAB Senior Dedicated Milwaukee Arena Project Series A (BAM Insured) ¤		0.00	12-15-2033	2,985,000	1,787,650
Wisconsin Center District CAB Series A (NPFGC Insured) ¤		0.00	12-15-2027	100,000	80,584
Wisconsin Center District Junior Dedicated Bond Series A		5.00	12-15-2022	730,000	732,702
Wisconsin Center District Junior Dedicated Bond Series A		5.00	12-15-2030	2,100,000	2,107,771
Wisconsin Center District Junior Dedicated Tax Revenue Prerefunded Bond (AGM Insured)		5.25	12-15-2023	570,000	573,098
Wisconsin Center District Junior Dedicated Tax Revenue Prerefunded Bond (AGM Insured)		5.25	12-15-2027	220,000	234,340
Wisconsin Center District Junior Dedicated Tax Revenue Unrefunded Balance Refunding Bond (AGM Insured)		5.25	12-15-2023	605,000	611,845
Wisconsin Center District Junior Dedicated Tax Revenue Unrefunded Balance Refunding Bond (AGM Insured)		5.25	12-15-2027	785,000	833,583
Wisconsin Center District Milwaukee Arena Project		4.00	12-15-2032	1,100,000	1,111,984
Wisconsin Center District Milwaukee Arena Project		4.00	12-15-2033	920,000	931,053
Wisconsin Center District Milwaukee Arena Project		4.00	12-15-2034	2,000,000	2,012,675
Wisconsin Center District Milwaukee Arena Project		5.00	12-15-2032	85,000	89,364
Wisconsin Center District Tax Revenue CAB Senior Dedicated Series C (AGM Insured) ¤		0.00	12-15-2028	1,075,000	836,577
Wisconsin Center District Tax Revenue CAB Senior Dedicated Series C (AGM Insured) ¤		0.00	12-15-2030	1,095,000	773,077
					18,162,140
Utilities revenue: 0.34%
Public Finance Authority PCR Duke Energy Progress Project Series 2022A		3.30	10-1-2046	500,000	489,532
					107,322,696
Total Municipal obligations (Cost $152,276,442)					139,924,646
Total investments in securities (Cost $152,276,442)	98.30%				139,924,646
Other assets and liabilities, net	1.70				2,416,235
Total net assets	100.00%				$142,340,881

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.

See accompanying notes to portfolio of investments

Allspring Wisconsin Tax-Free Fund  |  7

Portfolio of investments—September 30, 2022 (unaudited)

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
GO	General obligation
HEFA	Health & Educational Facilities Authority
LOC	Letter of credit
MFHR	Multifamily housing revenue
NPFGC	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
TTFA	Transportation Trust Fund Authority
See accompanying notes to portfolio of investments

8  |  Allspring Wisconsin Tax-Free Fund

Notes to portfolio of investments—September 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$139,924,646	$0	$139,924,646
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended September 30, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Wisconsin Tax-Free Fund  |  9